Financial expense (Tables)	9 Months Ended
Sep. 30, 2022
Financial expense
Schedule of financial expenses

	For the three months ended		For the nine months ended
	September 30		September 30
(in EUR 000)	2022	2021	2022	2021
Fair value adjustment	609	146	2,558	146
Recoverable cash advances, Accretion of interest	231	220	694	661
Interest and bank charges	21	33	124	253
Interest on lease liabilities	26	22	73	67
Exchange differences	1,632	134	2,020	323
Other	4	29	4	34
Total Financial expense	2,523	584	5,473	1,484